Impairment Charges - Summary of Impairment Charges (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charge on property, plant and equipment	¥ 4	¥ 15	¥ 379
Write-down of flight equipment spare parts to net realizable value		301	112
Impairment charge on assets classified as held for sale		2	3
Impairment charges	¥ 4	¥ 318	¥ 494